Details of Selected Consolidated Balance Sheet Captions	12 Months Ended
Sep. 30, 2016
Details Of Selected Consolidated Balance Sheet Captions Disclosure [Abstract]
Details of Selected Consolidated Balance Sheet Captions
Details of Selected Consolidated Balance Sheet Captions
The following tables provide additional information regarding the composition of certain of our balance sheet captions.
Accounts receivable
Accounts receivable was comprised of the following at September 30, 2016 and 2015:

	September 30
	2016	2015
	(In thousands)
Billed accounts receivable	$120,128	$120,482
Unbilled revenue	67,396	65,008
Other accounts receivable	39,412	40,777
Total accounts receivable	226,936	226,267
Less: allowance for doubtful accounts	(11,056)	(12,934)
Net accounts receivable	$215,880	$213,333

Other current assets
Other current assets as of September 30, 2016 and 2015 were comprised of the following accounts.

	September 30
	2016	2015
	(In thousands)
Assets from risk management activities	$3,029	$378
Deferred gas costs	45,184	9,715
Taxes receivable	5,456	4,479
Prepaid expenses	21,489	21,654
Materials and supplies	5,825	12,587
Other	7,102	1,116
Total	$88,085	$49,929

Property, plant and equipment
Property, plant and equipment was comprised of the following as of September 30, 2016 and 2015:

	September 30
	2016	2015
	(In thousands)
Production plant	$66	$131
Storage plant	353,523	286,011
Transmission plant	2,232,927	1,844,117
Distribution plant	6,598,990	6,019,001
General plant	732,606	740,863
Intangible plant	40,515	41,131
	9,958,627	8,931,254
Construction in progress	183,879	280,421
	10,142,506	9,211,675
Less: accumulated depreciation and amortization	(1,873,900)	(1,794,975)
Net property, plant and equipment(1)	$8,268,606	$7,416,700

(1)	Net property, plant and equipment includes plant acquisition adjustments of $(59.8) million and $(68.1) million at September 30, 2016 and 2015.

Goodwill
The following presents our goodwill balance allocated by segment and changes in the balance for the fiscal year ended September 30, 2016:

	Distribution	Pipeline and Storage	Total
	(In thousands)
Balance as of September 30, 2015(2)	$583,285	$142,972	$726,257
Deferred tax adjustments on prior acquisitions(1)	665	40	705
Balance as of September 30, 2016(2)	$583,950	$143,012	$726,962

(1)
We annually adjust certain deferred taxes recorded in connection with acquisitions completed in fiscal 2001 and fiscal 2004, which resulted in an increase to goodwill and net deferred tax liabilities of $0.7 million for fiscal 2016.

(2)	Natural gas marketing had goodwill of $16.4 million at September 30, 2016 and 2015 classified as assets held for sale on the consolidated balance sheet.

Deferred charges and other assets
Deferred charges and other assets as of September 30, 2016 and 2015 were comprised of the following accounts.

	September 30
	2016	2015
	(In thousands)
Marketable securities	$72,701	$74,200
Regulatory assets	214,890	182,573
Assets from risk management activities	1,822	368
Other	15,606	18,283
Total	$305,019	$275,424

Accounts payable and accrued liabilities

Accounts payable and accrued liabilities as of September 30, 2016 and 2015 were comprised of the following accounts.

	September 30
	2016	2015
	(In thousands)
Trade accounts payable	$114,361	$78,376
Accrued gas payable	47,107	56,468
Accrued liabilities	35,017	39,802
Total	$196,485	$174,646

Other current liabilities
Other current liabilities as of September 30, 2016 and 2015 were comprised of the following accounts.

	September 30
	2016	2015
	(In thousands)
Customer credit balances and deposits	$81,219	$99,043
Accrued employee costs	47,058	47,602
Deferred gas costs	20,180	28,100
Accrued interest	34,863	34,914
Liabilities from risk management activities	56,771	9,568
Taxes payable	104,145	92,912
Pension and postretirement obligations	36,606	21,857
Current deferred tax liability	—	55,918
Regulatory cost of removal accrual	52,610	56,123
Other	5,633	1,653
Total	$439,085	$447,690

Deferred credits and other liabilities
Deferred credits and other liabilities as of September 30, 2016 and 2015 were comprised of the following accounts.

	September 30
	2016	2015
	(In thousands)
Customer advances for construction	$9,850	$9,316
Regulatory liabilities	4,152	3,693
Asset retirement obligation	13,404	9,063
Liabilities from risk management activities	184,048	110,539
Other	33,920	28,738
Total	$245,374	$161,349